Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
February 29, 2024
NJT-NPRT1-0424
1.814102.119
Municipal Bonds - 90.4%
	Principal Amount (a)	Value ($)
Delaware - 0.5%
Delaware River & Bay Auth. Rev. Series 2024 B:
5% 1/1/41	500,000	562,981
5% 1/1/42	800,000	896,837
5% 1/1/43	600,000	669,732
5% 1/1/44	425,000	472,730
TOTAL DELAWARE		2,602,280
Delaware, New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/42	2,075,000	2,281,777
New Jersey - 71.3%
Audubon Scd Series 2022, 2.75% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,160,000	1,088,730
Bergen County Gen. Oblig. Series 2021 ABC, 2% 6/1/28	285,000	265,627
Berkely Township Series 2023, 3.25% 8/15/35	1,255,000	1,238,605
Englewood Gen. Oblig. Series 2021, 2% 2/1/29	560,000	511,196
Essex County Gen. Oblig. Series 2020, 2% 9/1/31	995,000	890,272
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/54 (Build America Mutual Assurance Insured)	4,150,000	4,447,901
Hanover Park Reg'l. High School Series 2023, 3.5% 3/15/31	1,120,000	1,136,477
Hillsborough Township Scd Series 2020, 2% 7/15/40	1,240,000	890,079
Hudson County Gen. Oblig. Series 2020, 3% 11/15/32	485,000	479,815
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,786,954
Jersey City Gen. Oblig. Series 2022 A, 3% 2/15/37	1,000,000	960,441
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,156,248
Millburn Township Board of Ed. Series 2023:
1% 8/15/27	1,430,000	1,320,570
1% 8/15/28	1,100,000	996,086
Monmouth County Impt. Auth. Rev. Series 2021 A, 3% 3/1/33	385,000	382,438
Montclair Township N J Board Ed. Series 2023, 3.25% 1/15/38 (Build America Mutual Assurance Insured)	1,825,000	1,707,721
Morris County Gen. Oblig. Series 2021, 2% 2/1/29	1,085,000	1,003,553
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	692,063
Series 2015, 5.25% 6/15/27	1,395,000	1,428,737
Series 2024 SSS:
5% 6/15/33 (c)	1,725,000	2,012,726
5.25% 6/15/37 (c)	1,570,000	1,846,840
5.25% 6/15/38 (c)	2,000,000	2,332,893
5.25% 6/15/39 (c)	3,000,000	3,482,879
Series A, 5% 11/1/35	5,000,000	5,488,836
Series QQQ:
4% 6/15/46	1,250,000	1,233,725
4% 6/15/50	1,000,000	960,128
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	107,956
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,733,202
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,645,935
Series 2017 B, 3.125% 7/1/29	1,335,000	1,289,413
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,250,000	826,009
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (d)	1,500,000	1,500,694
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,582,837
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,582,482
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,175,344
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017, 5% 10/1/37 (d)	1,000,000	1,029,950
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019:
4% 8/1/59 (d)	1,000,000	881,981
5% 8/1/59 (d)	1,000,000	1,035,136
Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (d)(e)	5,000,000	5,005,797
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/24	690,000	692,144
5% 7/1/25	600,000	608,243
5% 7/1/26	945,000	979,122
5% 7/1/29	865,000	913,543
Series 2015 B, 5% 7/1/31	3,000,000	3,064,270
Series 2016 A:
5% 7/1/27	2,875,000	2,982,604
5% 7/1/29	1,000,000	1,036,202
5% 7/1/32	600,000	621,810
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,471,925
Series A:
4% 7/1/50	3,000,000	2,753,842
5% 7/1/32	420,000	458,452
5% 7/1/33	675,000	735,229
5% 7/1/34	540,000	586,615
5% 7/1/35	570,000	616,764
5% 7/1/36	1,095,000	1,177,729
5% 7/1/37	1,095,000	1,169,850
5% 7/1/38	985,000	1,043,035
5% 7/1/39	1,040,000	1,095,014
5% 7/1/40	1,035,000	1,085,860
5% 7/1/45	3,500,000	3,621,366
New Jersey Gen. Oblig.:
Series 2020 A, 3% 6/1/32	4,240,000	4,173,232
Series 2021:
2% 6/1/26	6,300,000	6,062,802
2% 6/1/27	2,000,000	1,901,982
2% 6/1/29	3,110,000	2,865,014
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,481,752
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	706,909
Series 2014 A, 4% 7/1/45	1,300,000	1,251,909
Series 2015 A, 4.125% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,000,940
Series 2016 A:
5% 7/1/27	100,000	104,672
5% 7/1/39	11,000,000	11,323,869
5% 7/1/43	2,500,000	2,557,090
Series 2016:
4% 7/1/48	425,000	383,002
5% 7/1/26	800,000	816,833
5% 7/1/31	400,000	421,607
5% 7/1/35	950,000	969,993
5% 7/1/36	565,000	575,249
5% 7/1/41	6,085,000	6,131,542
Series 2017 A, 5% 7/1/25	110,000	112,642
Series 2019:
3% 7/1/49	9,640,000	7,531,375
5% 7/1/34	960,000	1,043,735
Series 2021:
3% 7/1/46	7,140,000	5,492,074
4% 7/1/35	750,000	783,211
4% 7/1/37	700,000	718,724
5% 7/1/33	1,420,000	1,604,276
5% 7/1/34	1,250,000	1,412,901
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (d)	1,400,000	1,429,540
Series 2017 1A:
5% 12/1/25 (d)	3,000,000	3,063,300
5% 12/1/27 (d)	2,500,000	2,584,958
Series 2018 B:
5% 12/1/26 (d)	255,000	263,128
5% 12/1/28 (d)	950,000	999,471
Series 2019 A:
5% 12/1/27	2,000,000	2,141,559
5% 12/1/28	700,000	752,396
Series 2021 A:
5% 12/1/26 (d)	325,000	335,359
5% 12/1/27 (d)	325,000	339,326
5% 12/1/28 (d)	400,000	421,934
5% 12/1/29 (d)	1,050,000	1,124,135
Series 2021 B:
5% 12/1/27 (d)	1,325,000	1,383,405
5% 12/1/28 (d)	1,450,000	1,529,512
5% 12/1/29 (d)	1,415,000	1,513,392
Series 2023 A:
5% 12/1/25 (d)	575,000	587,133
5% 12/1/26 (d)	1,275,000	1,315,639
Series 2023 B:
5% 12/1/25 (d)	1,850,000	1,889,035
5% 12/1/26 (d)	7,000,000	7,223,115
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 11/1/28 (d)	1,875,000	1,939,321
5% 5/1/29 (d)	1,885,000	1,953,320
5% 11/1/29 (d)	1,950,000	2,027,962
5% 5/1/30 (d)	2,000,000	2,083,601
5% 11/1/30 (d)	2,045,000	2,134,907
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (d)	2,370,000	2,369,101
Series 2020 E, 1.75% 4/1/30	900,000	790,792
Series 2021 H:
5% 4/1/28	300,000	321,533
5% 10/1/28	480,000	518,934
5% 4/1/29	500,000	542,772
Series 2022 I, 5% 10/1/53	3,455,000	3,574,013
New Jersey Institute of Technology Series A:
5% 7/1/31	375,000	414,232
5% 7/1/32	375,000	414,372
5% 7/1/33	170,000	187,679
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	5,000,000	5,188,552
5% 6/1/27	1,000,000	1,056,574
5% 6/1/28	2,000,000	2,150,679
Series 2018 B, 5% 6/1/46	5,965,000	6,076,333
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/30 (c)	6,345,000	7,016,644
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	549,020
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,156,146
0% 12/15/34	4,000,000	2,800,774
Series 2008 A, 0% 12/15/36	25,000,000	15,649,148
Series 2009 A:
0% 12/15/33	1,135,000	817,495
0% 12/15/38	13,900,000	7,813,594
Series 2010 A:
0% 12/15/27	3,000,000	2,661,503
0% 12/15/28	9,800,000	8,426,290
0% 12/15/30	14,795,000	11,893,764
0% 12/15/32	355,000	265,796
Series 2010 A3, 0% 12/15/34	10,775,000	7,457,119
Series 2014 AA:
5% 6/15/38	770,000	771,407
5% 6/15/44	555,000	555,754
Series 2016 A, 5% 6/15/29	750,000	782,212
Series 2019 BB, 4% 6/15/38	1,035,000	1,053,739
Series 2020 AA, 3% 6/15/50	7,500,000	5,734,556
Series 2022 AA, 5% 6/15/38	6,440,000	7,260,341
Series 2023 BB, 5.25% 6/15/50	10,000,000	10,954,769
Series A:
0% 12/15/31	365,000	283,276
5% 12/15/33	2,850,000	3,166,658
Series AA:
4% 6/15/50	4,300,000	4,128,550
5% 6/15/50	1,000,000	1,052,558
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	201,944
Ocean City Gen. Oblig. Series 2019, 2.25% 9/15/32	455,000	408,573
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	590,943
Series 2021 AB:
2% 11/1/34	1,840,000	1,547,562
2% 11/1/36	1,230,000	987,716
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33	620,000	632,405
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43	670,000	693,572
5.375% 7/1/53	1,000,000	1,024,224
5.5% 7/1/58	635,000	652,859
Princeton Borough Gen. Oblig. Series 2021, 2.5% 9/15/32	835,000	772,385
Rahway Board of Ed. Series 2021:
2.125% 7/15/32	2,400,000	2,108,823
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	882,093
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,077,254
River Vale Township School District Series 2021, 2% 6/15/30	1,020,000	907,551
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (d)(e)	3,200,000	3,209,530
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (d)	955,000	1,008,567
5% 1/1/31 (d)	1,950,000	2,059,995
5% 1/1/33 (d)	750,000	790,879
5% 1/1/35 (d)	2,000,000	2,101,597
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	215,272
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,636,782
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,343,569
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	818,846
Series 2020 A:
5% 11/1/45	7,000,000	7,286,649
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,107,955
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	803,334
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	747,074
5% 7/15/24	400,000	402,099
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	323,780
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	328,349
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	333,368
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	422,355
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	452,784
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	565,873
Washington Township Gloucester County Series 2021, 2% 5/15/33	1,000,000	855,677
Washington Township N J Board Ed. Morr Series 2023, 3.125% 8/15/35	1,515,000	1,477,365
TOTAL NEW JERSEY		375,950,960
New York And New Jersey - 16.0%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54 (c)	6,185,000	6,998,685
Port Auth. of New York & New Jersey:
Series 2014 185, 5% 9/1/30 (d)	1,105,000	1,109,821
Series 2015 189, 3.25% 5/1/33	500,000	489,987
Series 2016, 5% 11/15/32 (d)	5,000,000	5,151,688
Series 2018:
5% 9/15/28 (d)	4,000,000	4,250,175
5% 9/15/34 (d)	5,000,000	5,287,269
Series 2020 221, 4% 7/15/50 (d)	1,215,000	1,142,224
Series 2021 227, 2% 10/1/31 (d)	2,685,000	2,295,224
Series 2022 236, 5% 1/15/47 (d)	6,000,000	6,361,054
Series 2023 238:
5% 7/15/35 (d)	3,525,000	3,975,902
5% 7/15/36 (d)	2,940,000	3,287,969
5% 7/15/37 (d)	1,765,000	1,957,103
5% 7/15/38 (d)	1,770,000	1,949,019
5% 7/15/39 (d)	1,685,000	1,853,761
Series 207, 5% 9/15/29 (d)	1,750,000	1,858,565
Series 214:
5% 9/1/30 (d)	250,000	271,406
5% 9/1/36 (d)	6,785,000	7,250,321
Series 218, 5% 11/1/44 (d)	1,420,000	1,478,291
Series 221:
4% 7/15/37 (d)	1,000,000	1,007,436
4% 7/15/45 (d)	1,500,000	1,437,826
5% 7/15/35 (d)	2,500,000	2,728,049
Series 223:
4% 7/15/34 (d)	2,000,000	2,070,072
4% 7/15/35 (d)	2,250,000	2,313,750
4% 7/15/36 (d)	1,350,000	1,374,682
4% 7/15/37 (d)	2,750,000	2,773,248
4% 7/15/38 (d)	6,000,000	6,000,299
4% 7/15/39 (d)	4,000,000	3,969,649
5% 7/15/56 (d)	3,500,000	3,629,600
TOTAL NEW YORK AND NEW JERSEY		84,273,075
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2019 A, 5% 7/1/44	700,000	738,395
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/37	1,200,000	1,306,271
TOTAL PENNSYLVANIA, NEW JERSEY		2,044,666
Puerto Rico - 1.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	1,395,000	1,434,495
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	998,602
5.625% 7/1/27	175,000	184,709
5.625% 7/1/29	545,000	590,325
5.75% 7/1/31	1,300,000	1,449,250
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	180,987
5% 7/1/30	860,000	927,413
5% 7/1/32	125,000	136,012
5% 7/1/34	110,000	119,483
5% 7/1/35	120,000	129,924
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	1,112,770
Series 2019 A2:
4.329% 7/1/40	914,000	907,536
4.55% 7/1/40	1,050,000	1,055,515
TOTAL PUERTO RICO		9,227,021
TOTAL MUNICIPAL BONDS (Cost $470,065,298)		476,379,779

Municipal Notes - 5.2%
	Principal Amount (a)	Value ($)
New Jersey - 5.2%
Mercer County Gen. Oblig. Participating VRDN Series Floater 005, 3.6% 3/1/24 (Liquidity Facility Barclays Bank PLC) (e)(f)(g)	4,400,000	4,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 3% 3/1/24, LOC JPMorgan Chase Bank, VRDN (e)	10,230,000	10,230,000
Series 2009 C, 3.1% 3/1/24, LOC JPMorgan Chase Bank, VRDN (e)	12,700,000	12,700,000

TOTAL MUNICIPAL NOTES (Cost $27,330,000)		27,330,000

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.30% (h)(i) (Cost $41,926,620)	41,917,447	41,925,834

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $539,321,918)	545,635,613
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(18,536,608)
NET ASSETS - 100.0%	527,099,005

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,952,567 or 0.6% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.30%	31,014,001	30,966,003	20,054,000	316,343	620	(790)	41,925,834	1.9%
Total	31,014,001	30,966,003	20,054,000	316,343	620	(790)	41,925,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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